                                QUARTERLY REPORT
                                 MARCH 31, 2001

                                   LEGG MASON
                                  OPPORTUNITY
                                     TRUST

                              INSTITUTIONAL CLASS

                               [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with the quarterly report for your Fund, the Legg Mason Opportunity Trust. The Institutional Class of shares (formerly known as Navigator Class) commenced operations on June 26, 2000. At this writing, the Fund has about $1.5 billion in net assets. As of March 31, 2001, the net asset value of the Institutional Class of shares was $10.19.

  The following table summarizes key statistics for the Institutional Class of shares, as well as several market indices for periods ended March 31, 2001:

                                                        Cumulative Total Return
                                                       -------------------------
                                                                        Since
                                                       3 Months       Inception*
                                                       --------       ----------
Opportunity Trust                                        +5.82%          +0.12%
Dow Jones Industrial Average                             -8.04%          -4.40%
S&P 500 Composite Index                                 -11.86%         -19.54%
Value Line Index                                         -6.16%          -9.46%

  Opportunity Trust portfolio manager Bill Miller was featured in the April 9, 2001 issue of Barron's, "Underpriced Market: Legg Mason's vaunted money manager sees an oversupply of gloom." If you'd like a reprint of this article, it is available on our website at www.leggmasonfunds.com or from your Legg Mason Financial Advisor.

  As always, we appreciate your support and welcome your comments.

                                             Sincerely,

                                             /s/ JENNIFER W. MURPHY

                                             Jennifer W. Murphy
                                             President

May 9, 2001

---------------

* The inception date of the Institutional Class of shares is June 26, 2000. Index returns are for periods beginning June 30, 2000.

Performance Information
Legg Mason Opportunity Trust

Total Returns for Three Months, Six Months and Life of Class, as of March 31,
2001

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Fund has two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

  Cumulative total returns as of March 31, 2001, were as follows:

  Institutional Class:
        Three Months                     +5.82%
        Six Months                       -4.89%
        Life of Class*                   +0.12%

* Inception date: June 26, 2000.

SELECTED PORTFOLIO PERFORMANCE(A)

Strong performers for the 1st quarter 2001(B)
--------------------------------------------
 1.  Hollywood Entertainment
       Corporation                  +105.9%
 2.  The FINOVA Group Inc.           +92.0%
 3.  Abercrombie & Fitch Co.         +63.5%
 4.  TALK.com, Inc.                  +56.5%
 5.  Cott Corporation                +50.0%
 6.  Ames Department Stores, Inc.    +45.7%
 7.  TALK.com, Inc., Cv., 4.5%,
       due 9/15/02                   +28.6%
 8.  WestPoint Stevens Inc.          +20.2%
 9.  Brunswick Corporation           +19.4%
10.  Tupperware Corporation          +16.7%

 Weak performers for the 1st quarter 2001(B)
--------------------------------------------
 1.  Acxiom Corporation               -46.4%
 2.  Amazon.com, Inc.                -34.3%
 3.  Cabletron Systems, Inc.         -14.4%
 4.  Mandalay Resort Group            -9.0%
 5.  NOVA Corporation                 -7.5%
 6.  Gateway, Inc.                    -6.6%
 7.  E*Trade Group, Inc.              -5.4%
 8.  Unisys Corporation               -4.3%
 9.  Omnicare, Inc.                   -0.8%
10.  Amazon.com, Inc., Cv., 4.75%,
       due 2/1/09                     +1.7%

---------------

(A) Individual stock performance is measured by the change in the stock's price; reinvestment of dividends is not included.
(B) Securities held for the entire quarter.

PORTFOLIO CHANGES

Securities added during the 1st quarter 2001
--------------------------------------------
Agere Systems Inc.
Dell Computer Corporation
eSpeed, Inc.
Exodus Communications, Inc.
KPMG Consulting Inc.
Level 3 Communications, Inc.
Nextel Communications, Inc.
Pinnacle Entertainment, Inc.
Symantec Corporation

Securities sold during the 1st quarter 2001
--------------------------------------------
Finova Capital Corp, 7.25%, due 11/8/04
Intermedia Communications Inc.
Lloyds TSB Group plc
Toys "R" Us, Inc.
U.S. Bancorp

Portfolio of Investments
Legg Mason Opportunity Trust
March 31, 2001 (Unaudited)
(Amounts in Thousands)

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 93.6%

Capital Goods -- 10.1%
  Manufacturing (Diversified) -- 2.9%
  Pentair, Inc.                                                   1,500                    $   38,220
                                                                                           ----------
  Waste Management -- 7.2%
  Republic Services, Inc.                                         5,000                        93,750(A)
                                                                                           ----------
Communications Services -- 4.6%
  Telecommunications (Cellular/Wireless) -- 2.2%
  Nextel Communications, Inc.                                     2,000                        28,750(A)
                                                                                           ----------
  Telecommunications (Long Distance) -- 2.4%
  Level 3 Communications, Inc.                                      930                        16,159(A)
  TALK.com, Inc.                                                  6,600                        14,850(A,B)
                                                                                           ----------
                                                                                               31,009
                                                                                           ----------
Consumer Cyclicals -- 22.5%
  Gaming, Lottery and Pari-Mutuel Companies -- 4.3%
  Mandalay Resort Group                                           2,000                        39,940(A)
  Pinnacle Entertainment, Inc.                                    1,500                        15,750(A,B)
                                                                                           ----------
                                                                                               55,690
                                                                                           ----------
  Leisure Time (Products) -- 0.8%
  Brunswick Corporation                                             500                         9,815
                                                                                           ----------
  Retail (Discounters) -- 0.4%
  Ames Department Stores, Inc.                                    2,800                         5,862(A,B)
                                                                                           ----------
  Retail (Home Shopping) -- 1.6%
  Amazon.com, Inc.                                                2,000                        20,460(A)
                                                                                           ----------
  Retail (Specialty-Apparel) -- 8.0%
  Abercrombie & Fitch Co.                                         3,200                       104,640(A)
                                                                                           ----------
  Services (Advertising/Marketing) -- 3.0%
  Acxiom Corporation                                              1,847                        38,554(A)
                                                                                           ----------

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Services (Commercial and Consumer) -- 2.9%
  Viad Corp                                                       1,600                    $   38,128
                                                                                           ----------
  Textiles (Home Furnishings) -- 1.5%
  WestPoint Stevens Inc.                                          2,205                        19,847
                                                                                           ----------
Consumer Staples -- 13.9%
  Beverages (Non-Alcoholic) -- 5.2%
  Cott Corporation                                                5,945                        67,990(A,B)
                                                                                           ----------
  Entertainment -- 3.5%
  AOL Time Warner Inc.                                              900                        36,135(A)
  Hollywood Entertainment Corporation                             4,200                         9,188(A,B)
                                                                                           ----------
                                                                                               45,323
                                                                                           ----------
  Housewares -- 2.3%
  Tupperware Corporation                                          1,250                        29,825
                                                                                           ----------
  Restaurants -- 2.9%
  Tricon Global Restaurants, Inc.                                 1,000                        38,190(A)
                                                                                           ----------
Financials -- 11.7%
  Financial (Diversified) -- 0.8%
  The FINOVA Group Inc.                                           5,900                        10,620(B)
                                                                                           ----------
  Insurance (Life/Health) -- 5.2%
  UnumProvident Corporation                                       2,300                        67,206
                                                                                           ----------
  Investment Banking/Brokerage -- 1.5%
  E*Trade Group, Inc.                                               716                         4,998(A)
  Knight Trading Group, Inc.                                      1,000                        14,625(A)
                                                                                           ----------
                                                                                               19,623
                                                                                           ----------
  Savings and Loan Companies -- 4.2%
  Washington Mutual, Inc.                                         1,000                        54,750
                                                                                           ----------

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Health Care -- 2.3%
  Health Care (Specialized Services) -- 2.3%
  Omnicare, Inc.                                                  1,400                    $   30,030
                                                                                           ----------
Technology -- 28.5%
  Computers (Hardware) -- 5.7%
  Dell Computer Corporation                                       1,000                        25,687(A)
  Gateway, Inc.                                                   2,900                        48,749(A)
                                                                                           ----------
                                                                                               74,436
                                                                                           ----------
  Computers (Networking) -- 4.8%
  Cabletron Systems, Inc.                                         4,872                        62,846(A)
                                                                                           ----------
  Computers (Software/Services) -- 13.0%
  eSpeed, Inc.                                                    1,205                        24,627(A)
  Exodus Communications, Inc.                                     1,800                        19,350(A)
  KPMG Consulting Inc.                                            2,225                        28,925(A)
  Symantec Corporation                                            1,050                        43,903(A)
  Unisys Corporation                                              3,800                        53,200(A)
                                                                                           ----------
                                                                                              170,005
                                                                                           ----------
  Electronics (Semiconductors) -- 0.5%
  Agere Systems Inc.                                              1,000                         6,180(A)
                                                                                           ----------
  Services (Data Processing) -- 4.5%
  NOVA Corporation                                                3,200                        59,008(A)
                                                                                           ----------
Total Common Stock and Equity Interests (Identified
  Cost -- $1,201,248)                                                                       1,220,757
-----------------------------------------------------------------------------------------------------

                                                              Shares/Par         Value
-----------------------------------------------------------------------------------------
Corporate and Other Bonds -- 4.3%

Amazon.com, Inc., Cv., 4.75%, due 2/1/09                       $136,500        $   51,529
TALK.com, Inc., Cv., 4.5%, due 9/15/02                           27,008             4,861
                                                                               ----------
Total Corporate and Other Bonds (Identified Cost -- $85,261)                       56,390
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 3.1%

Goldman, Sachs & Company
  5.3%, dated 3/30/01, to be repurchased at $20,137
  on 4/2/01 (Collateral: $20,823 Fannie Mae mortgage-backed
  securities, 6.5%, due 4/1/31, value $20,867)                   20,128            20,128
Morgan Stanley Dean Witter
  5.32%, dated 3/30/01, to be repurchased at $20,137
  on 4/2/01 (Collateral: $20,372 Fannie Mae mortgage-backed
  securities, 6.5%, due 1/1/19, value $20,638)                   20,128            20,128
                                                                               ----------
Total Repurchase Agreements (Identified Cost -- $40,256)                           40,256
-----------------------------------------------------------------------------------------
Total Investments -- 101.0% (Identified Cost -- $1,326,765)                     1,317,403
Other Assets Less Liabilities -- (1.0)%                                           (12,808)
                                                                               ----------

NET ASSETS -- 100.0%                                                           $1,304,595
                                                                               ==========

NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                                    $10.19
                                                                                   ======
  INSTITUTIONAL CLASS                                                              $10.19
                                                                                   ======
-----------------------------------------------------------------------------------------

(A)Non-income producing.

(B)Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2001, the total market value of Affiliated Companies was $124,260 and the identified cost was $161,467.

Investment Adviser
      LMM, LLC
      Baltimore, MD

Board of Directors

      John F. Curley, Jr., Chairman
      Jennifer W. Murphy, President
      Nelson A. Diaz
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent

      Boston Financial Data Services
      Boston, MA

Custodian

      State Street Bank & Trust Company
      Boston, MA

Counsel

      Kirkpatrick & Lockhart LLP
      Washington, DC

Independent Auditors

      Ernst & Young LLP
      Philadelphia, PA

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                       LEGG MASON WOOD WALKER, INCORPORATED

               ----------------------------------------------------

                                 100 Light Street
                      P.O. Box 1476, Baltimore, MD 21203-1476
                                 410 - 539 - 0000

      LMF-088
      5/01